Summary of Significant Accounting Policies - Reconciliation of Level 3 Measurement of Company's Primary Warrant (Detail) - Warrant [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning, Balance	$ 7,114
Issuance of warrant		$ 8,064
Change in fair value of warrant liability	$ (7,114)	(950)
Ending, Balance		$ 7,114